United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       2/09/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 106
Form 13F Information Table Value Total: 143,615
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                                 VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------            -------------    --------  ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                        Common Stock     G1151C101      584     14,075SH     SOLE                 14,075
Bunge Limited                        Common Stock     G16962105      677     10,600SH     SOLE                 10,600
UTI Worldwide Inc                    Common Stock     G87210103      315     22,000SH     SOLE                 22,000
Noble Drilling Corp                  Common Stock     H5833N103      651     16,000SH     SOLE                 16,000
Teekay LNG Partners                  PRTNRSP UNITS    Y8564M105      449     16,964SH     SOLE                 16,964
AT&T Inc                             Common Stock     00206R102      357     12,746SH     SOLE                 12,746
Abbott Laboratories                  Common Stock     002824100      617     11,425SH     SOLE                 11,425
America Movil Sa L Adr               SPON ADR L SHS   02364W105      613     13,050SH     SOLE                 13,050
American Tower Corp Cl A             Common Stock     029912201      595     13,775SH     SOLE                 13,775
Apache Corp                          Common Stock     037411105      902      8,743SH     SOLE                  8,743
Apple Computer Inc                   Common Stock     037833100      791      3,755SH     SOLE                  3,755
Berkshire Hathaway Cl A              CL A             084670108    83824        845SH     SOLE                    845
Berkshire Hathaway Cl B              CL B             084670207     1002        305SH     SOLE                    305
Best Buy Co Inc                      Common Stock     086516101      255      6,462SH     SOLE                  6,462
CH Robinson Worldwide Inc            Common Stock     12541W209      728     12,400SH     SOLE                 12,400
CNOOC Ltd                            Sponsored ADR     126132109     412      2,648SH     SOLE                  2,648
CVS Corp                             Common Stock      126650100     498     15,475SH     SOLE                 15,475
Celgene Corp                         Common Stock      151020104     857     15,400SH     SOLE                 15,400
ChevronTexaco Corp.                  Common Stock      166764100     508      6,600SH     SOLE                  6,600
Cisco Systems Inc                    Common Stock     17275R102     1100     45,930SH     SOLE                 45,930
Clorox Co                            Common Stock      189054109     372      6,100SH     SOLE                  6,100
Coach Inc                            Common Stock      189754104     260      7,125SH     SOLE                  7,125
ConocoPhillips                       Common Stock     20825C104      364      7,125SH     SOLE                  7,125
Corning Inc                          Common Stock      219350105     517     26,749SH     SOLE                 26,749
Costco Wholesale Corporation         Common Stock     22160K105      416      7,025SH     SOLE                  7,025
Danaher Corp                         Common Stock      235851102     872     11,600SH     SOLE                 11,600
Devon Energy Corp                    Common Stock     25179M103      363      4,932SH     SOLE                  4,932
Dominion Resources Inc               Common Stock     25746U109      386      9,925SH     SOLE                  9,925
Duke Energy Corp.                    Common Stock     26441C105      191     11,096SH     SOLE                 11,096
EMC Corp                             Common Stock      268648102     510     29,206SH     SOLE                 29,206
Ensco International PLC              Common Stock     29358Q109      399     10,000SH     SOLE                 10,000
Enterprise Products Partners         Unit Ltd Partn    293792107    1208     38,475SH     SOLE                 38,475
Exelon Corporation                   Common Stock     30161N101      304      6,225SH     SOLE                  6,225
Exxon Mobil Corporation              Common Stock     30231G102     1411     20,687SH     SOLE                 20,687
FedEx Corp                           Common Stock     31428X106      499      5,975SH     SOLE                  5,975
Fluor Corp                           Common Stock      343412102     411      9,125SH     SOLE                  9,125
General Electric Co                  Common Stock      369604103     538     35,575SH     SOLE                 35,575
Gilead Sciences Inc                  Common Stock      375558103     865     20,000SH     SOLE                 20,000
Goldman Sachs Group Inc              Common Stock     38141G104      753      4,460SH     SOLE                  4,460
Grupo Televisa SA DE CV SPON ADR     SP ADR REP ORD   40049J206      262     12,615SH     SOLE                 12,615
HSBC PLC Spon ADR                    SPON ADR NEW      404280406     419      7,343SH     SOLE                  7,343
Hewlett-Packard Co                   Common Stock      428236103     670     12,998SH     SOLE                 12,998
Icici Bank Ltd Adr                   ADR              45104G104      275      7,294SH     SOLE                  7,294
Infosys Technologies Ltd             Sponsored ADR     456788108     494      8,944SH     SOLE                  8,944
Intel Corp                           Common Stock      458140100     342     16,750SH     SOLE                 16,750
International Business Machines Corp Common Stock      459200101     612      4,675SH     SOLE                  4,675
iShares TIPS Bond Fund               Barclys TIPS BD   464287176     540      5,200SH     SOLE                  5,200
iShares MSCI Emerging Markets Index FMSCI Emerg Mkt    464287234     669     16,130SH     SOLE                 16,130
iShares MSCI EAFE Index Fund         MSCI EAFE IDX     464287465     468      8,475SH     SOLE                  8,475
iShares S&P Smallcap 600             S&P Smlcap 600    464287804     917     16,755SH     SOLE                 16,755
Itau UniBanco Multiplo ADR           SPONS ADR         465562106    1103     48,272SH     SOLE                 48,272
J.P. Morgan Chase & Co               Common Stock     46625H100      920     22,072SH     SOLE                 22,072
Johnson & Johnson                    Common Stock      478160104     887     13,775SH     SOLE                 13,775
Kinder Morgan Energy Partners LP     UT LTD Partner    494550106     406      6,650SH     SOLE                  6,650
L-3 Communications Holdings Inc      Common Stock      502424104     933     10,725SH     SOLE                 10,725
Lowes Companies Inc                  Common Stock      548661107     476     20,350SH     SOLE                 20,350
Metlife Inc                          Common Stock     59156R108      358     10,126SH     SOLE                 10,126
Mettler Toledo Intl Inc              Common Stock      592688105     517      4,923SH     SOLE                  4,923
Microsoft Corp.                      Common Stock      594918104     733     24,050SH     SOLE                 24,050
Monsanto Co                          Common Stock     61166w101      723      8,850SH     SOLE                  8,850
Newfield Exploration Co              Common Stock      651290108     300      6,225SH     SOLE                  6,225
Nike Inc                             Common Stock      654106103     809     12,250SH     SOLE                 12,250
Nobel Learning Communities Inc       Common Stock      654889104     166     21,907SH     SOLE                 21,907
Noble Energy Inc                     Common Stock      655044105     500      7,025SH     SOLE                  7,025
Norfolk Southern Corp                Common Stock      655844108     262      5,000SH     SOLE                  5,000
Northern Trust Corp                  Common Stock      665859104     369      7,050SH     SOLE                  7,050
Oneok Partners LP                    Unit Ltd Partn   68268N103      685     11,000SH     SOLE                 11,000
Oracle Corp                          Common Stock     68389X105      275     11,200SH     SOLE                 11,200
Pepsico Inc.                         Common Stock      713448108     471      7,750SH     SOLE                  7,750
Petroleo Brasileiro Adr              Sponsored ADR    71654V408      681     14,291SH     SOLE                 14,291
Plains All American Pipeline LP      Unit Ltd Partn    726503105     264      5,000SH     SOLE                  5,000
Plains Exploration & Production Co   Common Stock      726505100     278     10,050SH     SOLE                 10,050
Powershs Water Resources Ptf         Water Resource   73935X575      220     13,075SH     SOLE                 13,075
PowerShs DB Agriculture Fund         DB Agricult FD   73936B408      391     14,775SH     SOLE                 14,775
PowerShares MENA                     MENA Frntr ETF   73936Q603      349     27,083SH     SOLE                 27,083
Praxair Inc                          Common Stock     74005P104     1401     17,450SH     SOLE                 17,450
Precision Castparts Corp             Common Stock      740189105     615      5,575SH     SOLE                  5,575
Procter & Gamble Co.                 Common Stock      742718109    1001     16,517SH     SOLE                 16,517
Prudential Financial Inc             Common Stock      744320102     310      6,225SH     SOLE                  6,225
Qualcomm Inc                         Common Stock      747525103    1170     25,300SH     SOLE                 25,300
S&P DEP Receipts                     Unit SER 1       78462F103     1272     11,416SH     SOLE                 11,416
SPDR Gold Trust                      Gold SHS         78463V107      354      3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-ProtecteDB INT GVT ETF   78464A490      503      9,000SH     SOLE                  9,000
Schlumberger Ltd                     Common Stock      806857108    1382     21,225SH     SOLE                 21,225
Consumer Staples Sector SPDR Fund    SBI Cons STPLS   81369Y308      205      7,750SH     SOLE                  7,750
Starbucks Corp                       Common Stock      855244109     201      8,725SH     SOLE                  8,725
Symantec Corp                        Common Stock      871503108     250     14,000SH     SOLE                 14,000
Taiwan Semiconductor MFG Co LTD SPON Sponsored ADR     874039100     274     23,961SH     SOLE                 23,961
Take Two Interactive Software Inc    Common Stock      874054109     151     15,000SH     SOLE                 15,000
Target Corporation                   Common Stock     87612E106      624     12,900SH     SOLE                 12,900
Tata Motors LTD                      Sponsored ADR     876568502     339     20,117SH     SOLE                 20,117
Teva Pharmaceutical Ind              ADR               881624209    1684     29,980SH     SOLE                 29,980
Textron Incorporated                 Common Stock      883203101     229     12,200SH     SOLE                 12,200
Thermo Fisher Scientific             Common Stock      883556102     739     15,500SH     SOLE                 15,500
Thoratec Corp                        Common Stock      885175307    1163     43,200SH     SOLE                 43,200
3M Company                           Common Stock     88579Y101      420      5,075SH     SOLE                  5,075
Union Pacific Corp                   Common Stock      907818108     532      8,325SH     SOLE                  8,325
Urban Outfitters Inc                 Common Stock      917047102     201      5,750SH     SOLE                  5,750
Vale S.A.                            ADR              91912E105      539     18,553SH     SOLE                 18,553
Varian Medical Systems Inc           Common Stock     92220P105      635     13,550SH     SOLE                 13,550
Verizon Communications               Common Stock     92343V104      268      8,077SH     SOLE                  8,077
Visa Inc.                            Common Stock     92826C839      590      6,750SH     SOLE                  6,750
Vodafone Group PLC                   Spons ADR New    92857W209      509     22,038SH     SOLE                 22,038
Wells Fargo & Co.                    Common Stock      949746101     391     14,475SH     SOLE                 14,475
Windstream Corp                      Common Stock     97381W104      238     21,650SH     SOLE                 21,650
Yum! Brands Inc                      Common Stock      988498101     307      8,785SH     SOLE                  8,785
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